UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Time charter and voyage expenses including related party	$ 4,023	$ 0	$ 7,871	$ 0
Vessel operating expenses including related party	$ 12,802	$ 85,886	$ 25,532	$ 171,130